Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
Face value of Convertible Debenture due January 2015		$ 1,765,000
Fair value of embedded conversion feature	$ 1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount		(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015		$ 370,181

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

Schedule of Debt [Table Text Block]
Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$ 55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194
The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture.	17,567
Total		$ 83,760

Convertible Debenture due 2015 Monte Carlo Simulation [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
As of January 25, 2013 and January 31, 2013
Stock price on valuation date	$ 0.21
Conversion price	$ 0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$ 1,180,000

Convertible Debenture Warrant Issued under Black Scholes Model [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
As of January 25, 2013
Stock price on valuation date	$ 0.21
Exercise price	$ 0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$ 370,000